STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Operating Expenses:
Financing costs associated with valuation of warrants	$ 781,968	$ 77,291	$ 1,826,160	$ 40,000	$ 3,170,319
Operation and administration	579,350	213,854	1,951,346	575,505	3,207,463
Exploration	198,401	9,646	1,273,491	126,841	1,689,834
Consulting	2,916	199,133	416,338	582,572	1,101,381
Legal and accounting	77,235	199,648	214,642	138,840	478,583
Impairment of mining interest					11,800
Total operating expenses	1,639,870	699,572	5,681,977	1,463,758	9,659,380
Income (loss) from operations	(1,639,870)	(699,572)	(5,681,977)	(1,463,758)	(9,659,380)
Other income or gain (expense or loss)
Interest income				882	1,220
Interest expense	(81)	(97)	(169)	(189)	(484)
Gain (loss) on foreign exchange	9,367	(27,559)	(7,110)	(1,188)	1,071
Total other income or gain (expense or loss)	9,286	(27,656)	(7,279)	(495)	1,807
Loss before income tax	(1,630,584)	(727,228)	(5,689,256)	(1,464,253)	(9,657,573)
Net loss and comprehensive loss	$ (1,630,584)	$ (727,228)	$ (5,689,256)	$ (1,464,253)	$ (9,657,573)
Net loss per share basic and fully diluted	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.02)
Weighted average common shares basic and diluted	78,278,094	70,933,334	75,705,683	69,733,334